Consolidation of Subsidiaries - Summary of Consolidated Financial Statements of Group include the Subsidiaries (Details))		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dlocal Group Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Malta
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Malta
Principal activities		Payments provider
% of equity interest held by Dlocal		99.999%	99.999%
Dlocal Markets Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Malta
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Hold Ops Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Cayman Islands
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal LLP
Disclosure of subsidiaries [line items]
Country of incorporation		United Kingdom
Principal activities		Payments provider
% of equity interest held by Dlocal		99.999%	99.99%
Dlocal Corp LLP
Disclosure of subsidiaries [line items]
Country of incorporation		United Kingdom
Principal activities		Payments provider
% of equity interest held by Dlocal		99.99%	99.99%
Dlocal OpCo UK LTD
Disclosure of subsidiaries [line items]
Country of incorporation		United Kingdom
Principal activities		Payments provider
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Inc.
Disclosure of subsidiaries [line items]
Country of incorporation		United States of America
Principal activities		Holding Company
% of equity interest held by Dlocal			100.00%
Dlocal Technologies S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal PTE Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Argentina S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Arg. S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Services Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Services Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
DLocal Bangladesh Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Bangladesh
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Bolivia S.R.L.
Disclosure of subsidiaries [line items]
Country of incorporation		Bolivia
Principal activities		Collection entity
% of equity interest held by Dlocal		97.00%	100.00%
Dlocal Brasil Holding Financeira
Disclosure of subsidiaries [line items]
Country of incorporation		Brazil
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Brasil Instituicao de Pagamento S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Brazil
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Brasil Facilitadora de Pagamentos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation		Brazil
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Webpay Brasil Pagamentos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation		Brazil
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Cameroun SARL
Disclosure of subsidiaries [line items]
Country of incorporation		Cameroon
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Pagos y Servicios Limitada
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Principal activities		Collection entity
% of equity interest held by Dlocal		99.00%	99.00%
FCA Chile 2 Spa
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Kupa Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Costa Rica SRL
Disclosure of subsidiaries [line items]
Country of incorporation		Costa Rica
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerege Ecuador S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Ecuador
Principal activities		Collection entity
% of equity interest held by Dlocal	99.85%	100.00%	100.00%	0.15%
Dlocal Egypt LLC
Disclosure of subsidiaries [line items]
Country of incorporation		Egypt
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal El Salvador S.A de C.V.
Disclosure of subsidiaries [line items]
Country of incorporation		El Salvador
Principal activities		Collection entity
% of equity interest held by Dlocal		99.95%	100.00%
dLocal Ghana Limited Company
Disclosure of subsidiaries [line items]
Country of incorporation		Ghana
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Guatemala S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Guatemala
Principal activities		Collection entity
% of equity interest held by Dlocal		99.94%	100.00%
Dlocal Honduras S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Honduras
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Depansum Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation		India
Principal activities		Collection entity
% of equity interest held by Dlocal		99.00%	99.00%
Dlocal India Pvt Limited
Disclosure of subsidiaries [line items]
Country of incorporation		India
Principal activities		Collection entity
% of equity interest held by Dlocal		99.99%	99.99%
Guisol Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation		India
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
PT Dlocal Solutions Indonesia
Disclosure of subsidiaries [line items]
Country of incorporation		Indonesia
Principal activities		Collection entity
% of equity interest held by Dlocal		99.00%	100.00%
Dlocal Israel Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Israel
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal SARL
Disclosure of subsidiaries [line items]
Country of incorporation		Ivory Coast
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Japan Ltd
Disclosure of subsidiaries [line items]
Country of incorporation		Japan
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	66.60%
Dlocal Payments Kenya Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Kenya
Principal activities		Collection entity
% of equity interest held by Dlocal		90.00%	100.00%
Depansum Malaysia SDN. BHD.
Disclosure of subsidiaries [line items]
Country of incorporation		Malaysia
Principal activities		Collection entity
% of equity interest held by Dlocal		95.00%	100.00%
Demerge Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Country of incorporation		Mexico
Principal activities		Collection entity
% of equity interest held by Dlocal		99.99%	99.999%
Dlocal Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation		Mexico
Principal activities		Collection entity
% of equity interest held by Dlocal		99.99%	99.999%
Dlocal Technologies Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation		Mexico
Principal activities		Service provider
% of equity interest held by Dlocal		99.99%	100.00%
DLocal Morocco SARL AU
Disclosure of subsidiaries [line items]
Country of incorporation		Morocco
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Nigeria
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Panama S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Panama
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Paraguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Paraguay
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Peru S.A.C.
Disclosure of subsidiaries [line items]
Country of incorporation		Peru
Principal activities		Collection entity
% of equity interest held by Dlocal		99.00%	99.00%
Depansum Peru S.A.C
Disclosure of subsidiaries [line items]
Country of incorporation		Peru
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Payments Philippines Incorporated
Disclosure of subsidiaries [line items]
Country of incorporation		Philippines
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Republica Dominicana SAS
Disclosure of subsidiaries [line items]
Country of incorporation		Dominican Republic
Principal activities		Collection entity
% of equity interest held by Dlocal		99.99%	99.99%
Dlocal Rwanda Ltd.
Disclosure of subsidiaries [line items]
Country of incorporation		Rwanda
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Depansum PTY Limited
Disclosure of subsidiaries [line items]
Country of incorporation		South Africa
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
DLP South Africa PTY Ltd.
Disclosure of subsidiaries [line items]
Country of incorporation		South Africa
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Tanzania LTD
Disclosure of subsidiaries [line items]
Country of incorporation		Tanzania
Principal activities		Collection entity
% of equity interest held by Dlocal		99.00%	100.00%
Demerge (Thailand) Co. LTD
Disclosure of subsidiaries [line items]
Country of incorporation		Thailand
Principal activities		Collection entity
% of equity interest held by Dlocal		49.00%	49.00%
Dlocal Uganda LTD
Disclosure of subsidiaries [line items]
Country of incorporation		Uganda
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Payment Services L.L.C.
Disclosure of subsidiaries [line items]
Country of incorporation		United Arab Emirates
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal US LLC
Disclosure of subsidiaries [line items]
Country of incorporation		United States of America
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Holding Uruguay S.A. (Formerly CILFUR S.A.)
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
DEMERGE URUGUAY S.A. (Formerly 'Maubek S.A.')
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
DLOCAL SERVICES URUGUAY S.A. (Formerly 'Harpot S.A.')
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Vietnam Company Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Vietnam
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%	100.00%
Depansum Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Collection entity
% of equity interest held by Dlocal		99.00%
Demerge Espana SL
Disclosure of subsidiaries [line items]
Country of incorporation		Spain
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%
Demerge Senegal SAURL
Disclosure of subsidiaries [line items]
Country of incorporation		Senegal
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%
PT Dlocal Services Gateway (Indonesia)
Disclosure of subsidiaries [line items]
Country of incorporation		Indonesia
Principal activities		Collection entity
% of equity interest held by Dlocal		85.00%
PT Dlocal Payment Solutions (Indonesia)
Disclosure of subsidiaries [line items]
Country of incorporation		Indonesia
Principal activities		Collection entity
% of equity interest held by Dlocal		85.00%
Depansum Limited (Kenya)
Disclosure of subsidiaries [line items]
Country of incorporation		Kenya
Principal activities		Collection entity
% of equity interest held by Dlocal		99.00%
Dlocal Developments Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Collection entity
% of equity interest held by Dlocal		95.00%
Dlocal Payments Private Limited (India)
Disclosure of subsidiaries [line items]
Country of incorporation		India
Principal activities		Collection entity
% of equity interest held by Dlocal		99.00%
Dlocal Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Nigeria
Principal activities		Collection entity
% of equity interest held by Dlocal		99.99%
Kupa IMTO Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Nigeria
Principal activities		Collection entity
% of equity interest held by Dlocal		99.99%
Delocal Al-Arabia Co. (Saudi Arabia)
Disclosure of subsidiaries [line items]
Country of incorporation		Saudi Arabia
Principal activities		Collection entity
% of equity interest held by Dlocal		100.00%